Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Net Income and Weighted Average Number of Common Stocks Used in Calculation of Earnings Per Share

Net income and weighted average number of common stocks used in the calculation of earnings per share were as follows:

Net Income

	Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
	(In Millions)
Net income used to compute the basic earnings per share
Net income attributable to the parent	$38,988	$37,557	$32,947
Assumed conversion of all dilutive potential common stocks
Employee stock options, employee compensation of subsidiaries	—	(6)	(4)
Net income used to compute the diluted earnings per share	$38,988	$37,551	$32,943

Weighted Average Number of Common Stocks

(Millions Shares)

	Year Ended December 31
	2017	2018	2019
Weighted average number of common stocks used to compute the basic earnings per share	7,757	7,757	7,757
Assumed conversion of all dilutive potential common stocks
Employee compensation	11	9	8
Weighted average number of common stocks used to compute the diluted earnings per share	7,768	7,766	7,765